Investment Objectives and Goals - Wellington Shields All-Cap Fund	Mar. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF ALL-CAP FUND
Objective, Primary [Text Block]	Investment Objective. The investment objective of the All-Cap Fund is to seek capital appreciation.